State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
110121SUPP5